Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 192.7	€ 249.8	€ 181.0
Weighted average number of ordinary shares (in shares)	170,537,002	172,779,621	176,570,770
Weighted average number of founder preferred shares (in shares)	0	1,500,000	1,500,000